Artisan International Explorer Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Artisan International Explorer Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]	5.76%	20.63%